Other assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other assets
9.	Other assets

	2022		2021	2020
Inventory of rewards	Ps.	153,168	54,247	28,804
Employees and consultors		42,878	-	-
Rewards catalogs		13,009	12,067	10,492
Security deposit		8,654	4,274	5,774
Recoverable taxes		2,133	10,725	44,618
Restricted cash		-	-	42,915
Other receivables		15,099	4,949	3,588
		234,941	86,262	136,191
Current		188,266	81,988	130,417
Non-current		46,675	4,274	5,774
	Ps.	234,941	86,262	136,191